Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.60%
Australia–3.51%
Atlas Arteria Ltd.	90,116	$426,684
Sydney Airport	28,558	107,957
Transurban Group	310,371	3,074,777
		3,609,418
Brazil–0.15%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	13,551	156,650
Canada–13.91%
Canadian National Railway Co.	10,467	1,022,436
Enbridge, Inc.	140,596	4,499,870
Enbridge, Inc.	32,662	1,045,184
Fortis, Inc.	14,357	584,698
Gibson Energy, Inc.	128,646	2,118,728
Inter Pipeline Ltd.	40,509	379,550
Keyera Corp.	64,687	983,260
Pembina Pipeline Corp.	32,656	793,574
TC Energy Corp.	63,071	2,874,676
		14,301,976
China–3.94%
Beijing Enterprises Water Group Ltd.(a)	666,000	282,891
China Gas Holdings Ltd.	461,200	1,380,862
China Tower Corp. Ltd., H Shares(b)	5,272,000	960,256
COSCO SHIPPING Ports Ltd.	714,000	372,675
ENN Energy Holdings Ltd.	19,100	231,611
Kunlun Energy Co. Ltd.	394,000	329,967
Yuexiu Transport Infrastructure Ltd.	782,000	496,845
		4,055,107
Denmark–1.50%
DSV Panalpina A/S	7,207	996,283
Orsted A/S(b)	3,770	540,010
		1,536,293
France–5.00%
Eiffage S.A.(a)	17,668	1,548,607
Getlink SE(a)	29,986	451,170
Vinci S.A.	36,368	3,140,231
		5,140,008
Germany–0.68%
HOCHTIEF AG	8,549	695,052
Hong Kong–1.56%
China Water Affairs Group Ltd.	828,000	716,839
Power Assets Holdings Ltd.	159,000	885,917
		1,602,756
Italy–5.26%
Atlantia S.p.A.(a)	49,070	782,842
Infrastrutture Wireless Italiane S.p.A.(b)	107,262	1,085,945
Snam S.p.A.	665,281	3,543,092
		5,411,879
Shares		Value
Japan–1.49%
Japan Airport Terminal Co. Ltd.	6,800	$236,153
Toho Gas Co. Ltd.	12,000	519,197
Tokyo Gas Co. Ltd.	24,600	521,351
West Japan Railway Co.	5,900	254,162
		1,530,863
Luxembourg–0.29%
SES S.A., FDR	42,504	301,635
Mexico–0.90%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(a)	27,908	928,220
New Zealand–0.61%
Auckland International Airport Ltd.	147,258	624,818
Spain–5.02%
Aena SME S.A.(a)(b)	3,400	443,072
Atlantica Sustainable Infrastructure PLC	45,050	1,350,149
Cellnex Telecom S.A.(b)	32,837	2,065,605
Cellnex Telecom S.A., Rts. Expiring 08/07/2020(a)	32,837	137,315
Ferrovial S.A.	47,547	1,167,381
		5,163,522
United Kingdom–5.61%
National Grid PLC	487,793	5,768,985
United States–49.17%
American Tower Corp.	42,137	11,014,190
American Water Works Co., Inc.	21,842	3,216,671
Atmos Energy Corp.	18,212	1,930,290
California Water Service Group	10,556	494,760
CenterPoint Energy, Inc.	179,074	3,404,197
Cheniere Energy, Inc.(a)	18,173	899,200
CMS Energy Corp.	11,093	711,949
Consolidated Edison, Inc.	9,630	739,873
Crown Castle International Corp.	36,095	6,017,036
Edison International	50,254	2,797,640
Essential Utilities, Inc.	8,243	373,820
Eversource Energy	53,652	4,832,436
Kinder Morgan, Inc.	160,219	2,259,088
NiSource, Inc.	26,802	655,309
Norfolk Southern Corp.	9,206	1,769,485
ONEOK, Inc.	42,250	1,179,198
SBA Communications Corp., Class A	9,019	2,809,779
Sempra Energy	19,968	2,485,217
Southwest Gas Holdings, Inc.	10,788	751,276
Targa Resources Corp.	22,428	409,984
Williams Cos., Inc. (The)	94,720	1,811,994
		50,563,392
Total Common Stocks & Other Equity Interests (Cost $93,079,237)		101,390,574
Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	235,887	235,887

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	411,660	$411,907
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	269,585	269,585
Total Money Market Funds (Cost $917,240)		917,379
TOTAL INVESTMENTS IN SECURITIES—99.49% (Cost $93,996,477)		102,307,953
OTHER ASSETS LESS LIABILITIES–0.51%		524,021
NET ASSETS–100.00%		$102,831,974
Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $5,094,888, which represented 4.95% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,192	$10,709,948	$(10,620,253)	$-	$-	$235,887	$879
Invesco Liquid Assets Portfolio, Institutional Class	104,448	5,746,921	(5,439,945)	131	352	411,907	1,363
Invesco Treasury Portfolio, Institutional Class	167,077	7,725,180	(7,622,672)	-	-	269,585	645
Total	$417,717	$24,182,049	$(23,682,870)	$131	$352	$917,379	$2,887

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,609,418	$—	$3,609,418
Brazil	156,650	—	—	156,650
Canada	14,301,976	—	—	14,301,976
China	—	4,055,107	—	4,055,107
Denmark	—	1,536,293	—	1,536,293
France	—	5,140,008	—	5,140,008
Germany	—	695,052	—	695,052
Hong Kong	—	1,602,756	—	1,602,756
Italy	—	5,411,879	—	5,411,879
Japan	—	1,530,863	—	1,530,863
Luxembourg	—	301,635	—	301,635
Mexico	928,220	—	—	928,220
New Zealand	—	624,818	—	624,818
Spain	1,487,464	3,676,058	—	5,163,522
United Kingdom	—	5,768,985	—	5,768,985
United States	50,563,392	—	—	50,563,392
Money Market Funds	917,379	—	—	917,379
Total Investments	$68,355,081	$33,952,872	$—	$102,307,953
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Infrastructure Fund